Condensed Consolidated Statements of Cash Flows (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lenders [Member]
Number of shares issued to lenders	85,636,560	14,662,039
Series B Convertible Preferred Stock [Member]
Number of shares issued on conversion of debt	25,000
Series B Convertible Preferred Stock [Member] | Officer [Member]
Number of shares issued on conversion of debt	6,000